NOTE 20 - SUBSEQUENT EVENTS (Details Narrative)	Aug. 04, 2012	Aug. 03, 2012
Notes to Financial Statements
Common Stiock Issued to Reduce debt owed		370,750,000
Common Stock Issued to Reduce Promissory Notes and Convertible Promissory Notes	627,222,222